Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information about Cash and Cash Equivalents

	2021	2020	2019

Cash at bank and in hand	3,638	4,907	4,619

Short-term deposits	1,576	2,214	2,518

Money market investments	1,675	1,247	5,116

Short-term collateral	-	4	11

At December 31	6,889	8,372	12,263

Cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions	5,776	9,208	7,166

Income from security lending programs	3	9	6

Weighted effective interest rate on short-term deposits	(0.72%)	(0.64%)	(0.38%)

Average maturity days on short-term deposits	16	10	19

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2021	2020	2019

Net cash flows from operating activities	(1,796)	(2,854)	7,302

Net cash flows from investing activities	(54)	(139)	(86)

Net cash flows from financing activities	300	(778)	(3,730)

Net increase / decrease in cash and cash equivalents	(1,550)	(3,770)	3,486

Net cash and cash equivalents are impacted by:

Positive (negative) effects of changes in exchange rates	67	(121)	33

Summary of Reconciliation of Liabilities Arising from Financing Activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows					Non-cash changes

Reconciliation of debt from financing activities	At January 1, 2021	Addition	Repay- ment	Realized gains / losses in income statement	Movements related to fair value hedges	Amorti- zation	Transfer to/from other headings	Other	Net exchange difference	At December 31, 2021

Subordinated borrowings	2,085	-	-	-	-	3	-	-	105	2,194

Trust pass-through securities	126	-	-	-	(9)	-	-	-	9	126

Borrowings	8,524	3,914	(3,000)	-	(1)	1	-	-	222	9,661

Assets held to hedge Trust pass-through securities	12	-	-	(9)	-	-	-	-	1	3

Assets held to hedge Borrowings	62	-	(61)	(1)	-	-	-	-	-	-

	Cash flows					Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2020	Addition	Repay- ment	Realized gains / losses in income statement	Movements related to fair value hedges	Amorti- zation	Transfer to/from other headings	Other	Net exchange difference	At December 31, 2020

Subordinated borrowings	2,207	-	-	-	-	3	-	-	(125)	2,085

Trust pass-through securities	136	-	-	-	2	-	-	-	(11)	126

Borrowings	9,307	3,444	(3,985)	(16)	1	1	-	-	(228)	8,524

Assets held to hedge Trust pass-through securities	11	-	-	2	-	-	-	-	(1)	12

Assets held to hedge Borrowings	-	63	-	(1)	-	-	-	-	-	62